Other investments - Schedule of other investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other current investments	$ 280	$ 333
Other non-current investments	2,544	2,746
Other investments
Disclosure of financial assets [line items]
Other current investments	0	0
Other non-current investments	717	913
Contingent consideration [member]
Disclosure of financial assets [line items]
Other current investments	237	317
Other non-current investments	1,680	1,682
Other
Disclosure of financial assets [line items]
Other current investments	43	16
Other non-current investments	$ 147	$ 151